Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	GRVY
Entity Registrant Name	GRAVITY CO., LTD.
Entity Central Index Key	0001313310
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	6,948,900
Title of 12(b) Security	American depositary shares, each representing one share of common stock
Entity File Number	000-51138
Entity Address, Address Line One	15F, 396 World Cup bukro
Entity Address, City or Town	Mapo-gu, Seoul
Entity Address, Postal Zip Code	121-795
Entity Address, Country	KR
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	M5
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	15F, 396 World Cup bukro
Entity Address, City or Town	Mapo-gu, Seoul
Entity Address, Postal Zip Code	03925
Entity Address, Country	KR
Contact Personnel Name	Heung Gon Kim
City Area Code	82
Local Phone Number	2-2132-7000
Contact Personnel Fax Number	82-2-2132-7070